Shareholder Fees	Oct. 31, 2026
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Growth Equity Fund | Brown Advisory Growth Equity Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Flexible Equity Fund | Brown Advisory Flexible Equity Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Growth Fund | Brown Advisory Sustainable Growth Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Small-Cap Growth Fund | Brown Advisory Small‑Cap Growth Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Small‑Cap Fundamental Value Fund | Brown Advisory Small‑Cap Fundamental Value Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Small-Cap Core Fund | Brown Advisory Sustainable Small-Cap Core Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Value Fund | Brown Advisory Sustainable Value Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Global Leaders Fund | Brown Advisory Global Leaders Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable International Leaders Fund | Brown Advisory Sustainable International Leaders Fund Advisor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Intermediate Income Fund | Brown Advisory Intermediate Income Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Sustainable Bond Fund | Brown Advisory Sustainable Bond Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Maryland Bond Fund | Brown Advisory Maryland Bond Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Tax-Exempt Bond Fund | Brown Advisory Tax-Exempt Bond Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Tax-Exempt Sustainable Bond Fund | Brown Advisory Tax-Exempt Sustainable Bond Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Mortgage Securities Fund | Brown Advisory Mortgage Securities Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory WMC Strategic European Equity Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory WMC Strategic European Equity Fund | Brown Advisory - WMC Strategic European Equity Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Emerging Markets Select Fund | Brown Advisory Emerging Markets Select Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory Beutel Goodman Large-Cap Value Fund | Brown Advisory Beutel Goodman Large-Cap Value Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund Institutional Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund Investor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%
Brown Advisory WMC Japan Equity Fund | Brown Advisory WMC Japan Equity Fund Advisor Shares
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Exchange Fee (as a percentage of Amount Redeemed)	0.00%